Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$500	$—	$—	$500
Loss on financial instruments, net	—	—	(1,803)	(1,658)	—	(3,461)
Interest and dividend income	—	—	8	108	—	116
Trust services and administration revenues	—	8	—	94	—	102
Intersegment revenues
Interest income	12,007	—	—	—	(12,007)	—
Trust services and administration revenues	—	6,568	—	—	(6,568)	—

Total revenues	12,007	6,576	(1,295)	(1,456)	(18,575)	(2,743)

External expenses
Employee compensation and benefits	2,493	560	—	32,770	—	35,823
Interest expense	758	—	1,874	1,152	—	3,784
Professional services	633	501	1,261	7,978	—	10,373
Loss on impairment of goodwill	901,000	195,305	—	—	—	1,096,305
Other expenses	654	207	356	5,725	—	6,942
Intersegment expenses
Interest expense	—	—	29,780	—	(29,780)	—
Provision for credit losses	9,495	—	—	—	(9,495)	—
Other expenses	—	—	3,844	—	(3,844)	—

Total expenses	915,033	196,573	37,115	47,625	(43,119)	1,153,227

Operating income (loss)	$(903,026)	$(189,997)	$(38,410)	$(49,081)	$24,544	$(1,155,970)

	Three Months Ended June 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(25,117)	$—	$—	$(25,117)
Loss on financial instruments, net	—	—	(10,784)	(1,236)	—	(12,020)
Interest and dividend income	—	—	4	81	—	85
Trust services and administration revenues	—	8	—	—		8
Intersegment revenues
Interest income	14,311	—	—	—	(14,311)	—
Trust services and administration revenues	—	7,282	—	—	(7,282)	—

Total revenues	14,311	7,290	(35,897)	(1,155)	(21,593)	(37,044)

External expenses
Employee compensation and benefits	2,204	459	—	8,902	—	11,565
Interest expense	634	—	2,329	656	—	3,619
Professional services	693	505	582	6,077	—	7,857
Provision for credit losses	—	—	12,607	6,183	—	18,790
Other expenses	531	163	600	5,782	—	7,076
Intersegment expenses
Interest expense	—	—	23,691	—	(23,691)	—
Provision for loan losses	43,102	—	—	—	(43,102)	—
Other expenses	—	—	4,466	—	(4,466)	—

Total expenses	47,164	1,127	44,275	27,600	(71,259)	48,907

Operating income (loss)	$(32,853)	$6,163	$(80,172)	$(28,755)	$49,666	$(85,951)

	As of June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$304,167	$—	$—	$—	$(304,167)	$—
Investments, at fair value	—	—	486,944	2,346	—	489,290
Other assets	6,275	49,631	8,378	16,807	(49,239)	31,852
Goodwill and intangible assets, net	824,880	398,914	—	50,927	—	1,274,721

Total Assets	$1,135,322	$448,545	$495,322	$70,080	$(353,406)	$1,795,863

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	$(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—

Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269
Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—

Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

	Three Months Ended March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(10,811)	$—	$—	(10,811)
Loss on financial instruments, net	—	—	(44,661)	(11,350)	—	(56,011)
Interest income	—	—	—	73	—	73
Trust services and administration revenues	121	8	—	—	—	129
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	17,790	—	—	—	(17,790)	—
Trust services and administration revenues	—	8,408	—	—	(8,408)	—

Total revenues	17,911	8,416	(55,472)	(11,275)	(26,198)	(66,618)

External expenses
Employee compensation and benefits	2,200	517	—	7,408	—	10,125
Interest expense	538	—	1,046	526	—	2,110
Professional services	915	446	—	4,088	—	5,449
Provision for credit losses	—	—	4,774	4,609	—	9,383
Other expenses	436	152	1,860	3,701	—	6,149
Intersegment expenses
Interest expense	—	—	24,694	—	(24,694)	—
Provision for loan losses	34,121	—	—	—	(34,121)	—
Other expenses	—	—	5,767	—	(5,767)	—

Total expenses	38,210	1,115	38,141	20,332	(64,582)	33,216

Operating income (loss)	$(20,299)	$7,301	$(93,613)	$(31,607)	$38,384	$(99,834)

Certain prior year items have been reclassified to conform with current year presentation.

	As of March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$418,793	$—	$—	$—	$(418,793)	$—
Investments, at fair value	—	—	659,921	14,249	—	674,170
Other assets	31,563	46,933	20,106	43,670	(46,284)	95,988
Goodwill and intangible assets, net	—	—	—	2,370,850	—	2,370,850

Total Assets	$450,356	$46,933	$680,027	$2,428,769	$(465,077)	$3,141,008

	Year Ended December 31, 2021
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$15,534	$—	$—	15,534
Gain on financial instruments, net	—	—	29,512	2,325	—	31,837
Interest income	—	—	7,110	288	—	7,398
Trust services and administration revenues	510	30	—	—	—	540
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	55,929	—	—	—	(55,929)	—
Trust services and administration revenues	—	20,258	—	—	(20,258)	—

Total revenues	56,439	20,288	52,156	2,615	(76,187)	55,311

External expenses
Employee compensation and benefits	8,328	2,031	—	38,164	—	48,523
Interest expense	12,812	—	—	14,645	—	27,457
Professional services	3,100	1,552	350	12,799	—	17,801
Provision for credit losses	—	—	14,318	4,437	—	18,755
Other expenses	2,127	512	695	10,561	—	13,895
Intersegment expenses
Interest expense	—	—	70,963	—	(70,963)	—
Provision for loan losses	8,881	—	—	—	(8,881)	—
Other expenses	—	—	12,180	—	(12,180)	—

Total expenses	35,248	4,095	98,506	80,606	(92,024)	126,431

Operating income (loss)	$21,191	$16,193	$(46,350)	$(77,991)	$15,837	$(71,120)

Certain prior year items have been reclassified to conform with current year presentation.

	Year Ended December 31, 2020
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$132,620	$—	$—	132,620
Loss on financial instruments, net	—	—	(15,838)	(14,832)	—	(30,670)
Interest income	—	—	1,819	285	(22)	2,082
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	36,267	—	36,267
Intersegment revenues
Interest income	51,819	—	—	—	(51,819)	—
Trust services and administration revenues	—	19,379	—	—	(19,379)	—

Total revenues	51,819	19,409	118,601	21,720	(71,220)	140,329

External expenses
Employee compensation and benefits	6,216	1,915	—	120,451	—	128,582
Interest expense	11,496	—	4,675	16,380	—	32,551
Professional services	3,656	1,190	—	14,199	—	19,045
Other expenses	(165)	382	502	6,845	—	7,564
Intersegment expenses
Interest expense	—	—	63,463	—	(63,463)	—
Provision for loan losses	5,378	—	—	—	(5,378)	—
Other expenses	—	—	12,177	—	(12,177)	—

Total expenses	26,581	3,487	80,817	157,875	(81,018)	187,742

Operating income (loss)	$25,238	$15,922	$37,784	$(136,155)	$9,798	$(47,413)